Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 40,853	$ 51,954	$ 79,635
Short-term marketable securities	25,797	31,143	51,072
Prepaid expenses and other current assets	2,643	4,396	4,041
Total current assets	69,293	87,493	134,748
Long-term marketable securities		0	11,719
Property and equipment, net	1,832	2,739	5,522
Right of use assets	28,350	28,980	31,350
Restricted cash	1,699	1,699	1,699
Other long-term assets	327	327	320
Total assets	101,501	121,238	185,358
Current liabilities:
Accounts payable	2,715	3,114	2,748
Accrued expenses	5,567	5,891	6,101
Lease liabilities, current portion	2,088	2,021	1,747
Term loan, current portion	11,667	10,000	833
Total current liabilities	22,037	21,026	11,429
Lease liabilities, net of current portion	26,215	26,761	28,851
Term loan, net of current portion	0	4,167	14,167
Other long-term liabilities	0	89	87
Total liabilities	48,252	52,043	54,534
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized, no shares issued or outstanding at March 31, 2023 and December 31, 2022	0	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized, 35,751,956 and 35,262,083 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	36	35	35
Additional paid-in capital	334,485	331,023	310,936
Accumulated other comprehensive income	(64)	(198)	(62)
Accumulated deficit	(281,208)	(261,665)	(180,085)
Total stockholders' equity	53,249	69,195	130,824
Total liabilities and stockholders' equity	$ 101,501	$ 121,238	$ 185,358